Recent Accounting Pronouncements	6 Months Ended
Jun. 30, 2012
CONDENSED NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
RECENT ACCOUNTING PRONOUNCEMENTS [Text Block]
NOTE 15 — RECENT ACCOUNTING PRONOUNCEMENTS
Fair Value Disclosures
In January 2010, the FASB issued amended standards requiring additional fair value disclosures. The amended standards require disclosures of transfers in and out of Levels 1 and 2 of the fair value hierarchy, as well as requiring gross basis disclosures for purchases, sales, issuances and settlements within the Level 3 reconciliation. Additionally, the update clarifies the requirement to determine the level of disaggregation for fair value measurement disclosures and to disclose valuation techniques and inputs used for both recurring and nonrecurring fair value measurements in either Level 2 or Level 3. Navios Partners adopted the new guidance in the first quarter of fiscal 2010, except for the disclosures related to purchases, sales, issuance and settlements, which was effective for Navios Partners beginning in the first quarter of fiscal 2012. The adoption of the new standards did not have a significant impact on Navios Partners' consolidated financial statements.